Vessels and Equipment	12 Months Ended
Dec. 31, 2019
Vessels and Equipment
Vessels and Equipment

13) Vessels and Equipment

As of December 31, 2019 and 2018, Vessels with a book value of $1,677 million and $1,767 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 16—Long-Term Debt.

	Vessels &	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Net Vessels
Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023
Additions	118,063	—	118,063
Drydock costs	14,750	—	14,750
Disposals	(5,731)	5,731	—
Depreciation for the year	—	(88,756)	(88,756)
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080
Additions	—	—	—
Drydock costs	252	—	252
Disposals	(1,663)	1,663	—
Depreciation for the period	—	(89,844)	(89,844)
Vessels, December 31, 2019	$2,129,012	$(451,524)	$1,677,488

Drydocking activity for the years ended December 31, 2019 and 2018 is summarized as follows:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2019	2018
Balance at the beginning of the year	$25,568	$17,748
Costs incurred for dry docking	252	12,421
Costs allocated to drydocking as part of acquistion of business	—	2,329
Drydock amortization	(7,297)	(6,930)
Balance at the end of the year	$18,523	$25,568